Private Placement (Details) - Arisz Acquisition Corp. [Member] - USD ($)		12 Months Ended
	Nov. 24, 2021	Sep. 30, 2023
Private Placement [Member]
Private Placement [Line Items]
Aggregate purchase shares		253,889
Price per share		$ 10
Aggregate purchase price		$ 2,538,886
Sponsor and Chardan [Member]
Private Placement [Line Items]
Aggregate purchase shares	22,500
Price per share	$ 10
Total proceeds	$ 225,000